UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21775
                                                     ---------

                   Oppenheimer International Diversified Fund
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 07/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

                                                            SHARES          VALUE
                                                          ----------   --------------
INVESTMENT COMPANIES--100.1%(1)
FIXED INCOME FUND--12.3%
Oppenheimer International Bond Fund, Cl. Y                32,975,699   $  213,682,531
GLOBAL EQUITY FUNDS--87.8%
Oppenheimer Developing Markets Fund, Cl. Y                 4,985,482      214,126,479
Oppenheimer International Growth Fund, Cl. Y              21,932,168      588,878,690
Oppenheimer International Small Company Fund, Cl. Y       12,194,327      238,399,088
Oppenheimer International Value Fund, Cl. Y                5,096,183       71,091,758
Oppenheimer Master International Value Fund, LLC          15,551,941      142,447,304
Oppenheimer Quest International Value Fund, Inc., Cl. A   16,386,427      265,951,707
                                                                       --------------
                                                                        1,520,895,026
                                                                       --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,943,887,691)              100.1%   1,734,577,557
                                                                       --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                           (0.1)      (2,176,871)
                                                                       --------------
NET ASSETS                                                     100.0%  $1,732,400,686
                                                                       ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS        GROSS         SHARES
                                                      APRIL 30, 2008    ADDITIONS   REDUCTIONS   JULY 31, 2008
                                                      --------------   ----------   ----------   -------------
Oppenheimer Developing Markets Fund, Cl. Y               4,989,058        103,273      106,849      4,985,482
Oppenheimer Institutional Money Market Fund, Cl. E         243,044     15,479,582   15,722,626             --
Oppenheimer International Bond Fund, Cl. Y              32,575,201      1,114,138      713,640     32,975,699
Oppenheimer International Growth Fund, Cl. Y            21,944,151        533,707      545,690     21,932,168
Oppenheimer International Small Company Fund, Cl. Y     12,203,893        308,447      318,013     12,194,327
Oppenheimer International Value Fund, Cl. Y              5,096,183             --           --      5,096,183
Oppenheimer Master International Value Fund, LLC         1,621,687     15,392,757    1,462,503     15,551,941
Oppenheimer Quest International Value Fund, Inc.
   Cl. A                                                24,253,433          4,525    7,871,531     16,386,427

                                                                        DIVIDEND       REALIZED
                                                           VALUE         INCOME          LOSS
                                                      --------------   ----------    -----------
Oppenheimer Developing Markets Fund, Cl. Y            $  214,126,479   $       --    $ 1,405,862
Oppenheimer Institutional Money Market Fund, Cl. E                --        4,532             --
Oppenheimer International Bond Fund, Cl. Y               213,682,531    2,436,905        188,973
Oppenheimer International Growth Fund, Cl. Y             588,878,690           --      3,089,975
Oppenheimer International Small Company Fund, Cl. Y      238,399,088           --      4,496,261
Oppenheimer International Value Fund, Cl. Y               71,091,758           --             --
Oppenheimer Master International Value Fund, LLC         142,447,304      491,276(a)     124,496(a)
Oppenheimer Quest International Value Fund, Inc.
   Cl. A                                                 265,951,707           --     52,991,148
                                                      --------------   ----------    -----------
                                                      $1,734,577,557   $2,932,713    $62,296,715
                                                      ==============   ==========    ===========

(a.) Represents the amount allocated to the fund from Oppenheimer Master
     International Value Fund, LLC.


                 1 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of July 31, 2008:

                                                 INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                           IN SECURITIES     INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,734,577,557         $--
Level 2--Other Significant Observable Inputs               --          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $1,734,577,557         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that


                 2 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC. The Fund is permitted to buy interests in trusts and other pooled entities that invest primarily or exclusively in common stocks of companies that are domiciles outside the United States, including entities sponsored and/or advised by the Manager or an affiliate. The Fund can invest 100% of its assets in foreign securities. Oppenheimer Master International Value Fund, LLC ("Master International Value") is a mutual fund registered under the Investment Company Act of 1940, which seeks long-term capital appreciation by investing in common stocks of foreign companies that the Manager believes are undervalued. The Manager is also the investment adviser of Master International Value. The Manager expects at certain times that the investment in Master International Value combined with Oppenheimer International Value Fund and Oppenheimer Quest International Value Fund may be 30% of the Fund's net assets. The Fund's investment in Master International Value is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in Master International Value according to its allocated pro-rata share, based on its relative proportion of total outstanding Master International Value shares held, of the total net income earned and the net gain/(loss) realized on investments sold by Master International Value. As a shareholder, the Fund is subject to its proportional share of Master International Value's expenses, including its management fee.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                 3 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS JULY 31, 2008 / UNAUDITED

Federal tax cost of securities   $1,964,111,939
                                 ==============
Gross unrealized appreciation    $   11,491,703
Gross unrealized depreciation      (240,265,337)
                                 --------------
Net unrealized depreciation      $ (228,773,634)
                                 ==============

                 4 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 09/12/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 09/12/2008